Share based compensation - Number of shares warrants give right to for Plan 2025 (Details) - 2025								12 Months Ended
	Oct. 13, 2025 shares	Sep. 06, 2025 shares	May 05, 2025 shares	Apr. 08, 2025 shares	Mar. 14, 2025 shares	Feb. 01, 2025 shares EUR (€)	Jan. 30, 2025 shares	Dec. 31, 2025 shares person
Disclosure of terms and conditions of share based payment arrangement
Granted	10,000	465,380	30,000	30,000	45,000	223,943		804,323
Forfeited								(3,750)
Expired.								20,000
Exercised.								0
Outstanding as at December 31								780,573
Exercisable as at December 31								198,581
Maximum Number Of Warrants Approved For Issuance							805,000
Number Of Common Share Per Warrant							1	1
Maximum Number Of Warrant Holders | person								150
Warrant Maximum Term								10 years
Total Number Of Other Equity Instrument Granted Accepted And Not Accepted.						233,943
Number Of Warrants Granted And Not Accepted						10,000
Percentage Of Warrant Vesting At Grant Date								25
Percentage Of Warrant Vesting At First Anniversary Of Grant Date								25
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date								25
Percentage Of Warrant Vesting At Third Anniversary Of Grant Date								25